CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Current assets:
Short-term financing receivables, allowance for credit losses	¥ 131,558,000	¥ 113,905,000
Accounts receivable, allowance for credit losses	2,151,271,000	1,122,218,000
Non-current assets:
Long-term financing receivables, allowance for credit losses	204,000	13,414,000
Current liabilities
Accounts payable	6,008,765,000	6,594,846,000
Amounts due to related parties	584,078,000	254,255,000
Employee compensation and welfare payable	9,834,247,000	11,231,800,000
Customer deposits payable	4,181,337,000	6,743,256,000
Income taxes payable	567,589,000	986,465,000
Short-term borrowings	260,000,000	0
Lease liabilities current portion	2,752,795,000	2,625,979,000
Short-term funding debts	194,200,000	1,512,510,000
Contract liabilities	1,101,929,000	734,157,000
Accrued expenses and other current liabilities	3,451,197,000	2,950,078,000
Non-current liabilities
Deferred tax liabilities	22,920,000	17,289,000
Lease liabilities, noncurrent portion	4,302,934,000	3,833,914,000
Long-term funding debts	¥ 0	¥ 15,000,000
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary Shares, shares authorized | shares	25,000,000,000	25,000,000,000
Class A Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary Shares, shares authorized | shares	23,614,698,720	23,614,698,720
Ordinary Shares, shares issued | shares	2,705,911,235	2,666,966,855
Ordinary Shares, shares outstanding | shares	2,705,911,235	2,666,966,855
Class B Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary Shares, shares authorized | shares	885,301,280	885,301,280
Ordinary Shares, shares issued | shares	885,301,280	885,301,280
Ordinary Shares, shares outstanding | shares	885,301,280	885,301,280
Ordinary shares to be designated
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary Shares, shares authorized | shares	500,000,000	500,000,000
VIE
Current assets:
Short-term financing receivables, allowance for credit losses	¥ 131,558,000	¥ 113,905,000
Accounts receivable, allowance for credit losses	2,151,271,000	1,122,218,000
Non-current assets:
Long-term financing receivables, allowance for credit losses	204,000	13,414,000
Current liabilities
Accounts payable	61,836,000	139,103,000
Amounts due to related parties	142,723,000	1,537,000
Employee compensation and welfare payable	404,715,000	358,456,000
Customer deposits payable	3,407,217,000	5,380,491,000
Income taxes payable	37,308,000	146,119,000
Short-term borrowings	0	0
Lease liabilities current portion	9,618,000	18,079,000
Short-term funding debts	194,200,000	1,432,375,000
Contract liabilities	7,590,000	27,397,000
Accrued expenses and other current liabilities	197,900,000	416,197,000
Non-current liabilities
Deferred tax liabilities	4,483,000	7,700,000
Lease liabilities, noncurrent portion	3,416,000	25,475,000
Long-term funding debts	¥ 0	¥ 15,000,000